Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Dec. 31, 2017
Registrant Name	Meeder Funds
Central Index Key	0000702435
Amendment Flag	false
Document Creation Date	Jun. 18, 2018
Document Effective Date	Jun. 18, 2018
Prospectus Date	Apr. 30, 2018